Fees Summary	Mar. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 167,062,471.35
Previously Paid Amount	0.00
Total Fee Amount	23,071.33
Total Offset Amount	23,071.33
Net Fee	$ 0.00